Liability for Future Policy Benefits (Future Policy Benefits Reconciliation) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Activity [Line Items]
Additional insurance reserves, including amounts in AOCI, end of period, post-flooring		$ 12,664,445	$ 11,660,527	$ 10,878,087
Subtotal of amounts disclosed above	[1]	20,829,033	21,510,749
Total future policy benefits		20,829,033	21,510,749
Liability for Future Policy Benefit
Liability for Future Policy Benefit, Activity [Line Items]
Other future policy benefit reserves		1,018,211	1,144,400
Total future policy benefits		20,829,033	21,510,749
Liability for Future Policy Benefit | Total
Liability for Future Policy Benefit, Activity [Line Items]
Benefit reserves, end of period, post-flooring		7,128,184	8,690,057
Additional insurance reserves, including amounts in AOCI, end of period, post-flooring		12,664,445	11,660,527
Deferred profit liability, end of period, post-flooring		18,193	15,765
Subtotal of amounts disclosed above		$ 19,810,822	$ 20,366,349

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.